Personnel Salaries and Expenses	12 Months Ended
Dec. 31, 2019
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Personnel Salaries and Expenses

Note 30 - Personnel Salaries and Expenses

Personnel salaries expenses for the years ended December 31, 2019, 2018 and 2017 are as follows:

	For the years ended December 31,
	2019	2018	2017
	MCh$	MCh$	MCh$
Personnel compensation	(181,431)	(176,083)	(174,029)
Bonuses or gratifications	(82,129)	(84,754)	(68,946)
Compensation for years of service	(12,830)	(12,477)	(18,803)
Training expenses	(825)	(804)	(734)
Health and life insurance	(2,910)	(2,590)	(3,487)
Other personnel expenses	(18,084)	(18,039)	(15,324)
Totals	(298,209)	(294,747)	(281,323)